Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Components Of Inventories
Inventories (in millions)

	September 30, 2012	October 2, 2011
Coffee:
Unroasted	$711.3	$431.3
Roasted	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	$1,241.5	$965.8